Risk/Return Detail Data - FidelityHealthSavingsFund-KPRO	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Charles Street Trust
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Health Savings Fund /K
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity ® Health Savings Fund seeks total return.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28 % of the average value of its portfolio.
Portfolio Turnover, Rate	28.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund is designed to assist investors in saving for future eligible medical expenses. Because the time horizon of such expenses is inherently uncertain, the fund pursues an asset allocation strategy that is designed to balance growth and downside market protection through different market environments. Investing primarily in a combination of both actively and passively managed Fidelity bond and equity funds and affiliated and unaffiliated exchange-traded funds (collectively, underlying funds). Investing approximately 30% of the fund's assets in underlying equity funds, 60% of the fund's assets in underlying bond funds, and 10% in short-term and/or money market funds. The Adviser may vary the fund's exposure to the underlying funds within the following ranges: 20-40% of the fund's assets in underlying equity funds , 50-70% of the fund's assets in underlying bond funds, and 0-20% of the fund's assets in underlying short-term and/or money market funds. Allocating the fund's assets among bond funds (including domestic, international , U.S. inflation-protected debt, and short-term bonds), equity funds (including domestic, international, and emerging markets equities), and short-term and/or money market funds to manage the fund's risk across asset classes over time. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing up to 25% of assets in underlying high income (including funds that invest in high yield debt securities (also referred to as junk bonds)), leveraged loan, country specific equity, real estate equity, U.S. long term treasuries, emerging market debt, and commodities funds. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time. The hypothetical composites of market indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and two hypothetical composites of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	8.55%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	7.96%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(8.99%)
Performance Table Heading	Average Annual Returns
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | Fidelity Health Savings Fund - Class K
Risk/Return:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.04%	[1]
Total annual operating expenses	0.39%	[2]
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493
Annual Return, Inception Date	Mar. 02, 2020
2021	5.48%
2022	(14.79%)
2023	9.81%
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | Return Before Taxes | Fidelity Health Savings Fund - Class K
Risk/Return:
Label	Class K
Past 1 year	9.81%
Since Inception	2.49%	[3]
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Since Inception	(1.73%)
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | IXXJ7
Risk/Return:
Label	Fidelity Health Savings Composite Index℠
Past 1 year	10.60%
Since Inception	3.08%
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund | IXXJ8
Risk/Return:
Label	Fidelity Health Savings Extended Composite Index℠
Past 1 year	10.97%
Since Inception	2.13%

[1]	A Adjusted to reflect current fees.
[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	A From March 2, 2020 .